Feb. 17, 2017
Retail | Fidelity Flex Opportunistic Insights Fund
Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Opportunistic Insights Fund
February 17, 2017
Prospectus

The following information replaces footnote b to the "Annual Operating Expenses" table found in the "Fund Summary" section.

[b]The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.